Other assets - Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	£ 4,737	£ 3,810
Within 1 year £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	1,911	1,577
1 to 2 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	1,131	956
2 to 3 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	1,072	821
3 to 4 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	483	365
4 to 5 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	124	85
Over 5 years £m
OTHER ASSETS (Details) - Schedule of Other Assets [Line Items]
Future minimum rentals receivable	£ 16	£ 6